Financial instruments - additional information (Tables)	12 Months Ended
Dec. 31, 2017
Financial instruments - additional information
Schedule of contractual maturities of financial liabilities, excluding derivative liabilities and investment contracts, on an undiscounted cash flow basis

	2017
	Total carrying value	1 Year or less	After 1 year to 5 years	After 5 years to 10 years	After 10 years to 15 years	After 15 years to 20 years	Over 20 years	No stated maturity	Total

	£m	£m	£m	£m	£m	£m	£m	£m	£m
Financial liabilities
Core structural borrowings of shareholder-financed operationsC6.1	6,280	473	784	1,350	1,389	576	3,324	3,160	11,056
Operational borrowings attributable to shareholder-financed operationsC6.2	1,791	1,130	597	69	—	—	—	—	1,796
Borrowings attributable to with-profits fundsC6.2	3,716	905	922	32	29	29	1,810	104	3,831
Obligations under funding, securities lending and sale and repurchase agreements	5,662	5,662	—	—	—	—	—	—	5,662
Accruals, deferred income and other liabilities	14,185	10,088	469	68	85	106	320	3,267	14,403
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	8,889	8,889	—	—	—	—	—	—	8,889

	40,523	27,147	2,772	1,519	1,503	711	5,454	6,531	45,637

	2016
	Total carrying value	1 Year or less	After 1 year to 5 years	After 5 years to 10 years	After 10 years to 15 years	After 15 years to 20 years	Over 20 years	No stated maturity	Total

	£m	£m	£m	£m	£m	£m	£m	£m	£m
Financial liabilities
Core structural borrowings of shareholder-financed operationsC6.1	6,798	474	778	1,205	1,202	1,011	3,439	3,662	11,771
Operational borrowings attributable to shareholder-financed operationsC6.2	2,317	1,657	607	69	—	—	—	—	2,333
Borrowings attributable to with-profits fundsC6.2	1,349	475	748	32	20	10	60	144	1,489
Obligations under funding, securities lending and sale and repurchase agreements	5,031	5,031	—	—	—	—	—	—	5,031
Accruals, deferred income and other liabilities	13,825	9,873	320	61	80	103	322	3,272	14,031
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	8,687	8,687	—	—	—	—	—	—	8,687

	38,007	26,197	2,453	1,367	1,302	1,124	3,821	7,078	43,342

Schedule of maturity profile of net derivative positions

	Carrying value of net derivatives
				Maturity profile of net derivative position
			Net derivative position
	Derivative assets	Derivative liabilities		1 year or less	After 1 year to 3 years	After 3 years to 5 years	After 5 years	Total

	£m	£m	£m	£m	£m	£m	£m	£m
2017	4,801	(2,755)	2,046	2,359	(16)	(9)	(1)	2,333
2016	3,936	(3,252)	684	1,009	(14)	(7)	18	1,006

Schedule of maturity profile for investment contracts

	1 year or less	After 1 year to 5 years	After 5 years to 10 years	After 10 years to 15 years	After 15 years to 20 years	Over 20 years	Total undis-counted value	Total carrying value

	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
2017	8	29	27	19	13	14	110	83
2016	6	24	23	16	11	9	89	73

Schedule of derivative agreements eligible for intra-group exemptions to margin requirements

31 Dec 2017
Counterparty	Legal Entity Identifier (LEI)	Relationship between parties	Type of exemption	Aggregate notional of OTC derivatives contract

				£m
Prudential plc	5493001Z3ZE83NG K8Y12	Part of the same group holding company	Full	3,615
Prudential Holdings Limited	549300JVAI8CZD4 HD451	Part of the same group holding company	Full	110
Prudential (US HoldCo 1) Limited	549300JNYGDP2X OLWR47	Part of the same group holding company	Full	3,123
Prudential Corporation Holdings Limited	549300KDOPLFHA W51H26	Part of the same group holding company	Full	822
Prudential Lifetime Mortgages Limited	5493001GSK4HF84 IOB02	Part of the same group holding company	Full	71

Schedule of gross and net information about financial instruments subject to master netting arrangements

	31 Dec 2017
	Gross amount included in the consolidated statement of financial position note (i)	Related amounts not offset in the consolidated statement of financial position
		Financial instruments note (ii)	Cash collateral	Securities collateral note (iii)	Net amount

	£m	£m	£m	£m	£m
Financial assets:
Derivative assets	4,718	(946)	(2,641)	(984)	147
Reverse repurchase agreements	10,280	—	—	(10,270)	10

Total financial assets	14,998	(946)	(2,641)	(11,254)	157

Financial liabilities:
Derivative liabilities	(2,301)	946	420	893	(42)
Securities lending and repurchase agreements	(1,410)	—	52	1,332	(26)

Total financial liabilities	(3,711)	946	472	2,225	(68)

	31 Dec 2016
	Gross amount included in the consolidated statement of financial position note (i)	Related amounts not offset in the consolidated statement of financial position
		Financial instruments note (ii)	Cash collateral	Securities collateral note (iii)	Net amount

	£m	£m	£m	£m	£m
Financial assets:
Derivative assets	3,869	(1,053)	(1,895)	(733)	188
Reverse repurchase agreements	9,132	—	—	(9,132)	—

Total financial assets	13,001	(1,053)	(1,895)	(9,865)	188

Financial liabilities:
Derivative liabilities	(2,874)	1,053	698	1,028	(95)
Securities lending and repurchase agreements	(1,927)	—	97	1,830	—

Total financial liabilities	(4,801)	1,053	795	2,858	(95)

Notes
(i)	The Group has not offset any of the amounts included in the consolidated statement of financial position.
(ii)

Represents the amount that could be offset under master netting or similar arrangements where the Group does not satisfy the full criteria to offset on the consolidated statement of financial position.

(iii)	Excludes initial margin amounts for exchange-traded derivatives.